Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates have loaned the Company funds that were required to complete the initial Business Combination.

On March 26, 2020 (Prior to the Theraplant Business Combination), the Company issued an unsecured promissory note (the “2020 Note”) in the principal amount of $1,000 thousand to the Sponsor and on January 29, 2021 (Predecessor), the Company issued an additional unsecured promissory note (the “2021 Note”) in the principal amount of $1,000 thousand to the Sponsor. The 2020 and 2021 Notes are non-interest bearing and payable upon the consummation of a Business Combination. The full amount of such loans may be convertible into units at a price of $10.00 per unit and/or warrants at a price of $1.00 per warrant.

In addition to the 2020 and 2021 Notes, on June 18; August 26; September 9; September 20; October 1; and November 1, 2021, the Company issued unsecured promissory notes, in the principal amount of $300 thousand, $450 thousand, $180 thousand, $65 thousand, $100 thousand, and $140 thousand, respectively, to the Sponsor evidencing loans in the same amount for a total of $1,235 thousand (the “Promissory Notes” and collectively with the 2020 Note and 2021 Note, the “Sponsor Notes”). The Promissory Notes are non-interest bearing and payable upon the consummation of a Business Combination. During 2021, $595 thousand of cash was paid out of the Company’s operating cash account to fund extensions of the Company to complete the Theraplant Business Combination. These payments were made on behalf of the Sponsor and have therefore, reduced the aggregate principal owed to the Sponsors by the same amount.

On November 26, 2021, in connection with the execution of the Term Loan as discussed in Note 8, the Company agreed that none of the Sponsor Notes would be settled in cash.

On January 31, 2022, the Greenrose board of directors and the Lender have approved the final settlement amount of the Sponsor Notes. The aggregate principal amount outstanding on the date of settlement was $2,640 thousand and was settled for 685 thousand shares of Greenrose common stock and 1,893 thousand private warrants which was determined to approximate the principal amount outstanding.

On February 2, 2022, Greenrose entered into an exchange agreement (the “Exchange Agreement”) with Greenrose Associates LLC, the Company’s sponsor to convert $2,640 thousand in aggregate principal amount of promissory notes and convertible notes into (i) 685 thousand shares of common stock of the Company, par value of $0.0001 per share, and (ii) 1,893 thousand non-callable private warrants entitling the holder thereof to purchase one share of Common Stock at $11.50 per share for five (5) years from the date of issuance. The Sponsor Notes were non-interest bearing and did not contain a stated maturity date. The non-callable private warrants contained the same terms and conditions as the private warrants issued to the Company’s Sponsor and the Company’s underwriters in connection with its February 11, 2020 initial public offering.

Simultaneously with the entry of the Exchange Agreement, Greenrose issued all 685 thousand shares of common stock of the Company to the Sponsor in a private placement exempt from registration pursuant to Rule 506(b) of Regulation D under Section 4(a)(2) of the Securities Act of 1933, as amended. Upon the issuance of the 685 thousand shares of common stock and 1,893 thousand warrants of the Company, the Sponsor Notes were cancelled and are no longer outstanding.

The terms and conditions of the conversion of the Sponsor Notes into shares of common stock and Private Warrants of the Company, including the conversion price, were approved at a meeting of a special committee of the independent members of the board of directors of the Company, in which members of the board of directors who were also members of the Sponsor were recused.

The Company assessed the provisions of the 2020 and 2021 Notes under ASC 815-15 and initially determined the conversion feature to be a derivative liability that required bifurcation from the host instrument. The conversion feature was initially valued and classified as a derivative liability with an offset to a discount on the 2020 and 2021 Notes.

The discount was amortized over the expected life of the 2020 and 2021 Notes and was fully amortized through interest expense within the Company’s historical statement of operations prior to the Theraplant Business Combination. To calculate the value of the embedded derivative the Company utilized a “with” and “without” approach. In the “with” scenario we valued the convertible promissory notes using a Black-Scholes model as it was determined that on a business combination, a holder would likely convert into private warrants, which were themselves valued using a Black-Scholes model and are considered to be a Level 3 fair value Measurement (see Note 10). In the “without” scenario, the Company valued the repayment of the notional value of the convertible promissory note using a risk-adjusted discounted cash flow model. The 2020 and 2021 Notes had reached maturity with both of the conversion scenarios out of the money and the final settlement would subsequently be adjusted to settled in an agreed upon value within equity or private warrants. As such, the Company has concluded the bifurcated derivative liability had no value as of November 26, 2021 and December 31, 2021 and the final settlement would approximate the 2020 and 2021 carrying amount.

15. Related Party Transactions

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates have loaned the Company funds that were required to complete the initial Business Combination.

On March 26, 2020 (Prior to the Theraplant Business Combination), the Company issued an unsecured promissory note (the “2020 Note”) in the principal amount of $1,000 thousand to the Sponsor and on January 29, 2021 (Predecessor), the Company issued an additional unsecured promissory note (the “2021 Note”) in the principal amount of $1,000 thousand to the Sponsor. The 2020 and 2021 Notes are non-interest bearing and payable upon the consummation of a Business Combination. The full amount of such loans may be convertible into units at a price of $10.00 per unit and/or warrants at a price of $1.00 per warrant.

In addition to the 2020 and 2021 Notes, on June 18; August 26; September 9; September 20; October 1; and November 1, 2021, the Company issued unsecured promissory notes, in the principal amount of $300 thousand, $450 thousand, $180 thousand, $65 thousand, $100 thousand, and $140 thousand, respectively, to the Sponsor evidencing loans in the same amount for a total of $1,235 thousand (the “Promissory Notes” and collectively with the 2020 Note and 2021 Note, the “Sponsor Notes”). The Promissory Notes are non-interest bearing and payable upon the consummation of a Business Combination. During 2021, $595 thousand of cash was paid out of the Company’s operating cash account to fund extensions of the Company to complete the Theraplant Business Combination. These payments were made on behalf of the Sponsor and have therefore, reduced the aggregate principal owed to the Sponsors by the same amount.

On November 26, 2021, in connection with the execution of the Term Loan as discussed in Note 8, the Company agreed that none of the Sponsor Notes would be settled in cash.

On January 31, 2022, the Greenrose board of directors and the Lender have approved the final settlement amount of the Sponsor Notes. The aggregate principal amount outstanding on the date of settlement was $2,640 thousand and was settled for 685 thousand shares of Greenrose common stock and 1,893 thousand private warrants which was determined to approximate the principal amount outstanding.

The Company assessed the provisions of the 2020 and 2021 Notes under ASC 815-15 and initially determined the conversion feature to be a derivative liability that required bifurcation from the host instrument. The conversion feature was initially valued and classified as a derivative liability with an offset to a discount on the 2020 and 2021 Notes. The discount was amortized over the expected life of the 2020 and 2021 Notes and was fully amortized through interest expense within the Company’s historical statement of operations prior to the Theraplant Business Combination.

To calculate the value of the embedded derivative the Company utilized a “with” and “without” approach. In the “with” scenario we valued the convertible promissory notes using a Black-Scholes model as it was determined that on a business combination, a holder would likely convert into private warrants, which were themselves valued using a Black-Scholes model and are considered to be a Level 3 fair value Measurement (see Note 10). In the “without” scenario, the Company valued the repayment of the notional value of the convertible promissory note using a risk-adjusted discounted cash flow model. The 2020 and 2021 Notes had reached maturity with both of the conversion scenarios out of the money and the final settlement would subsequently be adjusted to settled in an agreed upon value within equity or private warrants. As such, the Company has concluded the bifurcated derivative liability had no value as of November 26, 2021 and December 31, 2021 and the final settlement would approximate the 2020 and 2021 carrying amount.